Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Distributor fees and marketing reimbursements	$ 2,031	$ 2,834	$ 6,348
Accrued compensation	2,752	1,687	3,453
Accrued clinical trials and R&D	4,549	3,694	228
Accrued selling and marketing	845	1,110	481
Accrued professional fees	1,152	1,505	2,105
Accrued interest			489
Accrued warranty	21	44	48
Accrued restructuring	8	655
Other accrued expenses	3,148	3,966	2,641
Total accrued expenses and other current liabilities	$ 14,506	$ 15,495	$ 15,793